THE JAPAN EQUITY FUND, INC.
----------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------

THE FUND

    The Japan Equity Fund, Inc. (the "Fund") is a diversified, closed-end management investment company. The Fund invests substantially all of its assets in equity securities of non-financial Japanese companies whose securities are traded on the First Section of the Tokyo Stock Exchange ("TSE").

    The investment objective of the Fund is to outperform over the long term, on a total return basis (including appreciation and dividends), the non-financial services sectors of the Tokyo Stock Price Index (TOPIX), a composite market-capitalization weighted index of all common stocks listed on the First Section of the TSE. Daiwa International Capital Management Corp. is the Fund's Investment Manager. The Fund utilizes a statistical and optimization stock selection process, known as the Daiwa Portfolio Optimization System ("DPOS"), developed by the Global Portfolio Research Department of Daiwa Securities Trust Company ("DSTC"), the Fund's Investment Adviser. DSTC believes that, by using DPOS, it is able to identify undervalued securities of non-financial services companies. From time to time, DSTC may make refinements to its DPOS model, which may result in changes to its investment parameters.

SHAREHOLDER INFORMATION

    The Fund's shares are listed on the New York Stock Exchange ("NYSE"). The Fund understands that its shares may trade periodically on certain exchanges other than the NYSE, but the Fund has not listed its shares on those other exchanges and does not encourage trading on those exchanges.

    The Fund's NYSE trading symbol is "JEQ". Weekly comparative net asset value
(NAV) and market price information about the Fund is published each Monday in THE WALL STREET JOURNAL, each Sunday in THE NEW YORK TIMES, and each Saturday in BARRON'S, and also appears in many other newspapers.

INQUIRIES

    It is the policy of the Fund to respond to inquiries about its portfolio holdings and performance. Such inquiries should be directed to DSTC, the Fund's Administrator at (800) 933-3440 or (201) 915-3020. Inquiries concerning your share account should be directed to PNC Bank, National Association (the "Plan Agent") at the number noted below. All written inquiries should be directed to the Fund, c/o Daiwa Securities Trust Company, One Evertrust Plaza, 9th Floor, Jersey City, New Jersey 07302.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

    A Dividend Reinvestment and Cash Purchase Plan (the "Plan") is available to provide Shareholders with automatic reinvestment of dividends and capital gain distributions in additional Fund shares. The Plan also allows you to make optional annual cash investments in Fund shares through the Plan Agent. A brochure fully describing the Plan's terms and conditions is available from the Plan Agent by calling (800) 852-4750 or by writing PNC Bank, National Association, c/o The Japan Equity Fund, Inc., P.O. Box 8950, Wilmington, DE 19899.

THE JAPAN EQUITY FUND, INC.
----------------------------------------------------------------------

                                                                    June 1, 1997
DEAR SHAREHOLDERS:

    It is our pleasure, on behalf of The Board of Directors, to present the Semi-Annual Report for The Japan Equity Fund, Inc. (the "Fund") for the six months ended April 30, 1997.

BACKGROUND

    The objective of the Fund is to outperform the Tokyo Stock Price Index ("TOPIX") excluding its financial stocks. The TOPIX includes approximately 1,300 stocks traded on the First Section of the Tokyo Stock Exchange ("TSE") weighted by their market value. The way in which the Fund seeks to meet its objective is to examine certain fundamental characteristics of every non-financial stock in the First Section of the TSE. These fundamental characteristics include, among others, earnings-to-price ratios and book-to-price ratios. The various fundamental characteristics are weighted by a method which has been developed by Daiwa Securities Trust Company, the Fund's investment adviser. In this manner, the Fund seeks to identify currently undervalued stocks.

FUND PERFORMANCE

    As of April 30, 1997, the Fund's net assets were approximately $87.9 million, which represents a net asset value of $8.13 per share. The Fund paid a dividend of approximately $0.66 per share on December 27, 1996, and issued 19,826 new shares as a result of dividend reinvestment. Adjusting for this dividend payment, the time-weighted return on the Fund's net assets was -17.41% since the Fund's previous fiscal year-end on October 31, 1996. Over the same six-month period, the Fund's benchmark (the TOPIX excluding its financial firms component) also experienced a decrease of -11.56%, as measured in U.S. Dollars.

    The change in net asset value in U.S. Dollars depends on several factors, among them: (1) the percentage change in the benchmark during the period; (2) the over or under performance of the Fund's portfolio, after expenses, relative to the benchmark; (3) the change in the Japanese Yen/U.S. Dollar exchange rate; and (4) dividends paid by the Fund during the period.

    The Nikkei 225 Average (the Nikkei 225) closed at 19,151 on April 30, 1997, up 6.38% (in Yen terms) since the traditional Japanese fiscal year-end of March 31, 1997, although down 13.11% over the last twelve months and down 6.43% since October 31, 1996, the Fund's fiscal year-end. On June 26, 1996, the market reached a post-bubble high of 22,666, which has yet to be exceeded.

    The management of the Fund believes the upward market movement since March 31, 1997 reflects Japan's continuing economic recovery, progress towards resolving problems in its financial system, and the deregulation of its pension assets.

    There is a growing recognition that the economy will not be greatly affected by the recently imposed consumption tax hike, as was feared. Production has been adjusted, inventories are low, and employment statistics show improvement. A weaker Yen worked to strengthen corporate earnings, as it moved to Y126 vs. the U.S. Dollar from last year's trading range of Y100 to Y105.

    Japanese banks have begun to report solid earnings, indicating a resolution to many of their bad-debt problems. During the previous fiscal year, more than six trillion Yen in problem loans were written off by

THE JAPAN EQUITY FUND, INC.
----------------------------------------------------------------------
Japanese banks. In addition, newly aggressive restructuring measures were implemented at various Japanese financial institutions. Concern over the financial sector, which represents over 25% of the entire market, had capped performance of the broader market.

    The deregulation of Japan's pension funds is precipitating a gradual shift of over one trillion Yen of low-yielding fixed-income investments into the equity market. In turn, overseas investors have recently become net buyers of Japanese equities.

    A combination of the above economic, structural, and regulatory factors suggest a modestly optimistic outlook for the Japanese equity market.

    It is important to emphasize once again that it is not an objective of the Fund to predict changes in its benchmark. Rather, the Fund's goal is to outperform its benchmark, while staying fairly fully invested. Specifically, the goal is to hold no more than 5% in cash. On April 30, 1997, the proportion of the Fund's net assets invested in non-financial Japanese equities listed on the First Section of the TSE was 98.7%, while short-term investments and other net assets represented 1.3%.

    Using the close of July 24, 1992 (the date upon which the Fund commenced operations) as the performance measurement starting point of 100, by the end of April, 1997, the Fund's benchmark as measured in Yen equaled 125.43, whereas the Fund's portfolio for that same period equaled 130.65 in Yen (including cash, after expenses, and adjusting for dividend payments, dividend reinvestment, and two rights offerings). Thus, in Yen terms, the Fund outperformed its benchmark by 5.22 percentage points from commencement through April 30, 1997.

    At the end of April, 1997, the Fund's benchmark, as measured in U.S. Dollars, equaled 125.41, whereas the value of the Fund's portfolio equaled
130.63 in U.S. Dollars (including cash, after expenses, and adjusting for dividend payments, dividend reinvestment, and two rights offerings). Thus, in U.S. Dollar terms, the Fund outperformed its benchmark by 5.22 percentage points from commencement through April 30, 1997. The minute comparative difference between Yen and Dollar performance reflects the small net change in the exchange rate, from Y126.900 per Dollar on July 24, 1992 to Y126.920 per Dollar on April 30, 1997.

    The invested position of the Fund's assets consisted of common stocks of companies operating in 23 different industries. The Fund has relatively large weightings in Electrical Machinery (18.4% of net assets), Transportation Equipment (18.0%), Iron & Steel (8.7%), Chemicals (8.1%), Wholesale (5.9%), Retail (4.9%), and Textile & Apparel (4.9%).

    From November 1, 1996 through April 30, 1997, the Fund's NYSE market price ranged from a low of $9 per share on April 7, 1997 to a high of $11 3/4 on November 27, 1996. The Fund's NYSE market price closed at $9 5/8 per share on April 30, 1997.

    The NYSE market price in relation to the Fund's net asset value per share, as measured by the weekly closing prices from November 1, 1996 through April 30, 1997 ranged from a premium of 23.49% on February 21, 1997 to a discount of 3.85% on November 8, 1996, and ended the period at a premium of 18.39% on April 30, 1997.

    The Fund has not invested, and presently does not intend to invest, in derivative securities. Although foreign currency hedging is permitted by the Fund's investment policies, the Fund has not engaged in any foreign currency hedging.

THE JAPAN EQUITY FUND, INC.
----------------------------------------------------------------------

PORTFOLIO MANAGEMENT

    Dr. Harry Markowitz, winner of the 1990 Nobel Prize in Economic Sciences, is the Fund's portfolio manager and is responsible for the day-to-day management of the Fund's portfolio. Dr. Markowitz has been the Director of Research with Daiwa Securities Trust Company since 1990; Marvin Speiser Distinguished Professor of Finance and Economics, Baruch College (currently, Distinguished Professor, Emeritus) 1982-1993; and Research Director with Brignoli Models, Inc. from 1984 to 1989.

    We welcome your participation in The Japan Equity Fund, Inc. and your continued interest in the Japanese economy and marketplace.

Sincerely,

             [SIGNATURE]                    [SIGNATURE]
KATSUNARI REMBUTSU                          HARRY M. MARKOWITZ
CHAIRMAN OF THE BOARD                       PRESIDENT

--------------------------------------------------------------------------------

TEN LARGEST COMMON STOCK
CLASSIFICATIONS HELD
APRIL 30, 1997 (UNAUDITED)
-------------------------------------------

                                     PERCENT OF
INDUSTRY                             NET ASSETS
-----------------------------------  ----------
Electrical Machinery...............    18.36%
Transportation Equipment...........    18.03
Iron & Steel.......................     8.65
Chemicals..........................     8.08
Wholesale..........................     5.94
Retail.............................     4.94
Textile & Apparel..................     4.94
Construction.......................     3.86
Electric Power & Gas...............     2.85
Glass & Ceramic Products...........     2.62

TEN LARGEST COMMON STOCK
POSITIONS HELD
APRIL 30, 1997 (UNAUDITED)
-------------------------------------------

                                     PERCENT OF
ISSUE                                NET ASSETS
-----------------------------------  ----------
Matsushita Electric Industrial Co.,
 Ltd...............................     3.84%
Toyota Motor Corporation...........     3.60
NEC Corporation....................     3.31
Nissan Motor Co., Ltd..............     2.89
Hitachi Ltd........................     2.72
Nippon Steel Co., Ltd..............     2.57
Kyocera Corporation................     2.52
Sanyo Electric Co., Ltd............     2.46
Toyoda Automatic Loom Works, Ltd...     2.39
Fuji Heavy Industries, Ltd.........     2.33

THE JAPAN EQUITY FUND, INC.
----------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

-------------------------------------------
JAPANESE COMMON STOCKS--98.70%
--------------------------------------------------------------------------------

  SHARES                                            VALUE
----------                                       ------------
CHEMICALS--8.08%
    90,000  Denki Kagaku Kogyo Co., Ltd........  $    197,132
    47,000  Fuji Photo Film Co., Ltd...........     1,796,013
   281,000  Konica Corporation.................     1,627,285
    66,000  Mitsubishi Gas Chemical Co.,
             Inc...............................       240,766
   219,000  Mitsui Petrochemical Industries,
             Ltd...............................     1,030,121
    42,000  Nihon Tokushu Toryo Co., Ltd.......       142,294
    83,000  Nippon Sanso Corporation...........       293,626
   122,000  Okura Industrial Co., Ltd..........       432,556
    35,000  Sekisui Plastics Co., Ltd..........        97,621
    12,000  Tenma Corporation..................       189,095
   194,000  Toagosei Co., Ltd..................       721,462
    67,000  Tokuyama Corporation...............       335,211
                                                 ------------
                                                    7,103,182
                                                 ------------
CONSTRUCTION--3.86%
    56,000  Asanuma Corporation Ltd............       136,779
    14,000  Daiwa House Industry Co., Ltd......       156,634
    49,600  Kyudenko Corporation...............       351,718
   158,000  Sekisui House, Ltd.................     1,406,713
   190,000  SXL Corporation....................     1,071,856
       700  Toenec Corporation.................         3,613
    54,800  Tokyo Denki Komusho Co., Ltd.......       263,810
                                                 ------------
                                                    3,391,123
                                                 ------------

  SHARES                                            VALUE
----------                                       ------------
ELECTRIC POWER & GAS--2.85%
    48,100  Kyushu Electric Power Co., Inc.....  $    788,276
   400,000  Osaka Gas Co., Ltd.................       958,084
   354,000  Toho Gas Co., Ltd..................       758,651
                                                 ------------
                                                    2,505,011
                                                 ------------
ELECTRICAL MACHINERY--18.36%
    15,000  Canon Co., Ltd.....................       355,736
   164,000  Fuji Electric Co., Ltd.............       651,245
    17,000  Fujitsu Ltd........................       176,804
   131,000  Hitachi Koki Co., Ltd..............       830,878
   264,000  Hitachi Ltd........................     2,392,058
    37,000  Kyocera Corporation................     2,215,569
   211,000  Matsushita Electric Industrial Co.,
             Ltd...............................     3,374,803
    22,000  Matsushita Electric Works, Ltd.....       223,605
   238,000  NEC Corporation....................     2,906,555
    23,000  Nippon Chemi-con Corporation.......       110,180
   562,000  Sanyo Electric Co., Ltd............     2,165,285
   115,000  Toshiba Corporation................       645,131
     9,000  Victor Company of Japan, Ltd.......        89,348
                                                 ------------
                                                   16,137,197
                                                 ------------
FISHERY, AGRICULTURE & FORESTRY--0.67%
   245,000  Nippon Suisan Kaisha, Ltd.+........       588,757
                                                 ------------
FOODS--2.33%
   214,000  Itoham Foods Inc...................     1,079,105
    10,000  Kirin Brewery Co., Ltd.............        86,669
    60,000  Nippon Beet Sugar Manfacturing Co.,
             Ltd...............................       179,168

THE JAPAN EQUITY FUND, INC.
----------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

JAPANESE COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

  SHARES                                            VALUE
----------                                       ------------
FOODS (CONCLUDED)
    77,000  Nippon Flour Mills Co., Ltd........  $    260,873
    67,800  Pokka Corporation..................       443,382
                                                 ------------
                                                    2,049,197
                                                 ------------
GLASS & CERAMIC PRODUCTS--2.62%
   296,000  Chichibu Onoda Cement Co., Ltd.....       914,214
   105,000  INAX Corporation...................       651,907
   281,000  Sumitomo Osaka Cement Co., Ltd.....       735,046
                                                 ------------
                                                    2,301,167
                                                 ------------
IRON & STEEL--8.65%
   115,000  Aichi Steel Works, Ltd.............       435,826
   554,000  Kobe Steel, Ltd.+..................     1,008,304
    94,000  Nippon Metal Industry Co., Ltd.....       208,856
   791,000  Nippon Steel Co., Ltd..............     2,256,083
   587,000  Nisshin Steel Co., Ltd.............     1,456,863
   693,000  Sumitomo Metal Industries, Ltd.....     1,725,402
    91,000  Yodogawa Steel Works, Ltd..........       514,797
                                                 ------------
                                                    7,606,131
                                                 ------------
LAND TRANSPORT--2.29%
    71,000  Maruzen Showa Unyu Co., Ltd........       254,530
   112,270  Nishi-Nippon Railroad Co., Ltd.....       332,599
   157,000  Seino Transportation Co., Ltd......     1,422,550
                                                 ------------
                                                    2,009,679
                                                 ------------

  SHARES                                            VALUE
----------                                       ------------
MACHINERY--0.20%
    29,000  NSK Ltd............................  $    175,024
                                                 ------------
METAL PRODUCTS--2.19%
   103,000  Bunka Shutter Co., Ltd.............       529,121
    76,000  Hokkai Can Co., Ltd................       359,281
   114,000  Komai Tekko Inc....................       635,928
    32,000  Takada Kiko Co., Ltd...............       163,883
    40,700  Yokogawa Bridge Corporation........       233,130
                                                 ------------
                                                    1,921,343
                                                 ------------
MINING--1.33%
   182,000  Nittetsu Mining Co., Ltd...........     1,172,991
                                                 ------------
NON-FERROUS METALS--2.43%
   453,000  Dowa Mining Co., Ltd...............     1,509,762
    36,000  Furukawa Co., Ltd..................       117,145
    75,000  Furukawa Electric Co., Ltd.........       359,872
    50,000  Optec Dai-Ichi Denko Co., Ltd......       145,761
                                                 ------------
                                                    2,132,540
                                                 ------------
OIL & COAL PRODUCTS--1.61%
   301,000  Nippon Oil Co., Ltd................     1,418,200
                                                 ------------
OTHER PRODUCTS--1.43%
    77,000  Gakken Co., Ltd....................       348,842
    57,000  Itoki Crebio Corporation...........       304,940
    17,000  Sun Wave Corporation...............       141,979
    53,000  Takara Co., Ltd....................       246,376
    17,000  Toppan Printing Co., Ltd...........       219,666
                                                 ------------
                                                    1,261,803
                                                 ------------
PHARMACEUTICALS--1.93%
   197,000  Shionogi & Co., Ltd................     1,311,574

THE JAPAN EQUITY FUND, INC.
----------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

JAPANESE COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

  SHARES                                            VALUE
----------                                       ------------
PHARMACEUTICALS (CONCLUDED)
    37,000  Teikoku Hormone Manufacturing Co.,
             Ltd...............................  $    387,725
                                                 ------------
                                                    1,699,299
                                                 ------------
PULP & PAPER--2.47%
    97,000  Chuetsu Pulp & Paper Co., Ltd......       282,012
    27,600  Daio Paper Corporation.............       219,634
   136,000  Mitsubishi Paper Mills Co., Ltd....       432,903
   268,000  Nippon Paper Industries Co.,
             Ltd...............................     1,235,266
                                                 ------------
                                                    2,169,815
                                                 ------------
RETAIL--4.94%
    31,000  Ito-Yokado Co., Ltd................     1,487,472
    56,000  Kasumi Co., Ltd....................       345,477
    20,000  Maruetsu, Inc......................        86,511
    29,000  Nissho Corporation.................       265,049
    41,500  Parco Co., Ltd.....................       303,762
   205,000  Seiyu, Ltd.........................     1,426,213
    83,000  Tokyu Department Store Co., Ltd....       275,315
    38,000  Totenko Co., Ltd...................       152,395
                                                 ------------
                                                    4,342,194
                                                 ------------
RUBBER PRODUCTS--0.76%
   228,000  Toyo Tire & Rubber Co., Ltd........       664,671
                                                 ------------
TEXTILE & APPAREL--4.94%
    62,000  Atsugi Nylon Industrial Co.,
             Ltd...............................       183,186
   347,000  Gunze, Ltd.........................     1,498,235
    35,000  Ichikawa Woolen Textile Co.,
             Ltd...............................       111,960

  SHARES                                            VALUE
----------                                       ------------
    23,000  Japan Wool Textile Co., Ltd........  $    159,652
   426,000  Kurabo Industries Co., Ltd.........     1,033,785
   121,000  Nippon Felt Co., Ltd...............       505,279
    33,000  Nisshinbo Industries Inc...........       218,925
   156,000  Teijin Ltd.........................       630,539
                                                 ------------
                                                    4,341,561
                                                 ------------
TRANSPORTATION EQUIPMENT--18.03%
    97,000  Aichi Machine Industry Co., Ltd....       530,397
   170,000  Daihatsu Motor Co., Ltd............       869,288
   410,000  Fuji Heavy Industries, Ltd.........     2,044,831
   119,000  Kanto Auto Works, Ltd..............       703,199
    30,000  Mitsuba Electric Manufacturing Co.,
             Ltd...............................       264,734
   249,000  Mitsubishi Heavy Industries,
             Ltd...............................     1,644,043
   213,000  Mitsubishi Motors Corporation......     1,476,836
   431,000  Nissan Motor Co., Ltd..............     2,536,692
    19,000  Tokai Rika Co., Ltd................       130,090
   117,000  Toyoda Automatic Loom Works,
             Ltd...............................     2,101,796
    42,000  Toyota Auto Body Co., Ltd..........       390,482
   109,000  Toyota Motor Corporation...........     3,160,416
                                                 ------------
                                                   15,852,804
                                                 ------------
WAREHOUSING--0.79%
   141,000  Sumitomo Warehouse Co., Ltd........       694,335
                                                 ------------

THE JAPAN EQUITY FUND, INC.
----------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONCLUDED)
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

JAPANESE COMMON STOCKS (CONCLUDED)
-------------------------------------------

  SHARES                                            VALUE
----------                                       ------------
WHOLESALE--5.94%
   320,000  Marubeni Corporation...............  $  1,187,520
    25,000  Mitsubishi Corporation.............       234,400
    32,000  Nagase & Co., Ltd..................       219,351
   107,000  Nichiei Co., Ltd...................       185,471
   343,000  Nichimen Corporation...............     1,005,326
    90,000  Nichimo Co., Ltd.+.................       194,296
    10,000  Ryosan Co., Ltd....................       211,945
    13,000  Sangetsu Co., Ltd..................       220,217
    15,000  Sato Shoji Corporation.............        81,075
   201,000  Sun Telephone Co., Ltd.............     1,187,756
   111,000  Toyota Tsusho Corporation..........       496,754
                                                 ------------
                                                    5,224,111
                                                 ------------
Total Japanese Common Stocks
  (Cost--$99,647,800)..........................    86,762,135
                                                 ------------

-------------------------------------------
SHORT-TERM INVESTMENTS--0.15%
-------------------------------------------

PRINCIPAL
  AMOUNT
  (000)                                             VALUE
----------                                       ------------
U.S. DOLLAR TIME DEPOSIT--0.15%
       133  Bank of New York, 3.60% due 5/1/97
             (Cost--$132,852)..................  $    132,852
                                                 ------------
Total Investments--98.85%
  (Cost--$99,780,652)..........................    86,894,987
Other assets less liabilities--1.15%...........     1,014,863
                                                 ------------
NET ASSETS (Applicable to 10,815,688 shares of
  capital stock outstanding; equivalent to
  $8.13 per share) --100.00%...................  $ 87,909,850
                                                 ------------
                                                 ------------

------------------------

   +  Non-income producing securities.

                See accompanying notes to financial statements.

THE JAPAN EQUITY FUND, INC.
----------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in securities, at value
   (cost--$99,780,652).......................    $  86,894,987
  Cash denominated in foreign currency
   (cost--$656,532)..........................          652,742
  Interest and dividends receivable..........          468,924
  Deferred organizational expenses...........            9,236
  Prepaid expenses...........................           20,627
                                                 -------------
    Total assets.............................       88,046,516
                                                 -------------
LIABILITIES
  Payable to investment manager..............           25,466
  Payable to administrator...................           12,935
  Accrued expenses and other liabilities.....           98,265
                                                 -------------
    Total liabilities........................          136,666
                                                 -------------
NET ASSETS
  Capital stock, $0.01 par value per share;
   total 30,000,000 shares authorized;
   10,815,688 shares issued and
   outstanding...............................          108,157
  Paid-in capital in excess of par value.....      109,377,828
  Accumulated net investment loss............           (8,662)
  Accumulated net realized loss on
   investments...............................       (8,667,079)
  Net unrealized depreciation on investments
   and other assets and liabilities
   denominated in foreign currency...........      (12,900,394)
                                                 -------------
    Net assets applicable to shares
     outstanding.............................    $  87,909,850
                                                 -------------
                                                 -------------
        NET ASSET VALUE PER SHARE............    $        8.13
                                                 -------------
                                                 -------------

                See accompanying notes to financial statements.

THE JAPAN EQUITY FUND, INC.
----------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of withholding taxes of
   $91,141)..................................    $     517,196
  Interest...................................            3,183
                                                 -------------
    Total investment income..................          520,379
                                                 -------------
EXPENSES:
  Investment management fee..................          163,236
  Administration fee.........................           84,532
  Custodian fees and expenses................           59,337
  Reports and notices to shareholders........           28,324
  Audit and tax services.....................           27,474
  Legal fees and expenses....................           25,681
  Amortization of organizational expenses....           19,906
  Directors' fees and expenses...............           18,435
  Insurance expense..........................           15,429
  Transfer agency fee and expenses...........           10,143
  Other......................................           20,358
                                                 -------------
    Total expenses...........................          472,855
                                                 -------------
NET INVESTMENT INCOME........................           47,524
                                                 -------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM
 INVESTMENT ACTIVITIES AND FOREIGN CURRENCY
 TRANSACTIONS:
  Net realized losses on investments.........       (8,505,450)
  Net realized foreign currency transaction
   losses....................................         (133,359)
  Net change in unrealized appreciation
   (depreciation) on investments in equity
   securities................................      (10,181,727)
  Net change in unrealized appreciation
   (depreciation) on translation of
   short-term investments and other assets
   and liabilities denominated in foreign
   currency..................................           (1,570)
                                                 -------------
Net realized and unrealized losses from
 investment activities and foreign currency
 transactions................................      (18,822,106)
                                                 -------------
NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS..................................    $ (18,774,582)
                                                 -------------
                                                 -------------

                See accompanying notes to financial statements.

THE JAPAN EQUITY FUND, INC.
----------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  FOR THE SIX
                                                    MONTHS
                                                     ENDED         FOR THE YEAR
                                                   APRIL 30,           ENDED
                                                     1997           OCTOBER 31,
                                                  (UNAUDITED)          1996
                                                 -------------     -------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
  Net investment income (loss)...............    $      47,524     $    (54,371)
  Net realized gain (loss) on:
    Investments..............................       (8,505,450)       7,398,313
    Foreign currency transactions............         (133,359)        (215,519)
  Net change in unrealized appreciation
   (depreciation) on:
    Investments in equity securities.........      (10,181,727)      (5,716,978)
    Translation of short-term investments and
     other assets and liabilities denominated
     in foreign currency.....................           (1,570)          19,335
                                                 -------------     -------------
  Net increase (decrease) in net assets
   resulting from operations.................      (18,774,582)       1,430,780
                                                 -------------     -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
  Net realized gains from investments and
   foreign currency transactions.............       (7,071,290)      (7,222,517)
                                                 -------------     -------------
FROM CAPITAL STOCK TRANSACTIONS:
  Sale of capital stock resulting from:
    Reinvestment of dividends................          178,930          203,106
    Exercise of rights issued................         --             26,502,050
                                                 -------------     -------------
  Net increase in net assets derived from
   capital stock transactions................          178,930       26,705,156
                                                 -------------     -------------
  Net increase (decrease) in net assets......      (25,666,942)      20,913,419
NET ASSETS:
  Beginning of period........................      113,576,792       92,663,373
                                                 -------------     -------------
  End of period (including accumulated net
   investment loss of $8,662 and $56,186,
   respectively).............................    $  87,909,850     $113,576,792
                                                 -------------     -------------
                                                 -------------     -------------

                See accompanying notes to financial statements.

THE JAPAN EQUITY FUND, INC.
----------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    The Japan Equity Fund, Inc. (the "Fund") was incorporated in Maryland on July 12, 1990 under its former name "The Japan Emerging Equity Fund, Inc.". It is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company. Prior to commencing its operations on July 24, 1992, the Fund had no operations other than the sale of 10,700 shares of common stock for a total of $100,580 on July 13, 1992 to Daiwa Securities America Inc. ("DSA"), the lead underwriter of the Fund and an affiliate of Daiwa International Capital Management Corp., the Fund's investment manager, and of Daiwa Securities Trust Company, the Fund's investment adviser, administrator and custodian. On July 24, 1992, 6,000,000 shares of common stock were issued in conjunction with its initial underwriting. Organizational costs of approximately $202,000 have been deferred and are being amortized using the straight line method over a five year period beginning with the date on which the Fund commenced investment operations.

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual reporting results could differ from those estimates.

    VALUATION OF INVESTMENTS--Securities which are listed on the First Section of the Tokyo Stock Exchange and for which market quotations are readily available are valued at the last reported sales price available to the Fund at the close of business on the day the securities are being valued or, lacking any such sales, at the last available bid price. In instances where quotations are not readily available or where the price as determined by the above procedures is deemed not to represent fair market value, fair value will be determined in such manner as the Board of Directors (the "Board") may prescribe. Short-term investments having a maturity of 60 days or less are valued at amortized cost, except where the Board determines that such valuation does not represent the fair value of the investment. All other securities and assets are valued at fair value as determined in good faith by, or under the direction of, the Board.

    FOREIGN CURRENCY TRANSLATION--The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in Japanese yen are translated at the exchange rates prevailing at the end of the period; and
(2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations. The Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market price of securities.

    TAX STATUS--The Fund intends to continue to distribute substantially all of its taxable income and to comply with the minimum distribution and other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income or excise taxes is required.

THE JAPAN EQUITY FUND, INC.
----------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

    The Fund is not subject to any Japanese income, capital gains or other taxes except for withholding taxes on certain income, generally imposed at rates of 10% on interest and 15% on dividends, paid to the Fund by Japanese corporations.

    INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date (the date upon which the order to buy or sell is executed). Realized and unrealized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded generally on the ex-date, except for certain dividends and corporate actions from Japanese securities which may be recorded after the ex-date, but recorded as soon as the Fund acquires information regarding such dividends. Interest income is recorded on an accrual basis.

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--The Fund records dividends and distributions payable to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These book basis/tax basis differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

INVESTMENT MANAGER AND INVESTMENT ADVISER

    The Fund has an Investment Management Agreement dated July 17, 1992 with Daiwa International Capital Management Corp. (the "Manager"). Daiwa Securities Trust Company ("DSTC" or the "Adviser") acts as the Fund's investment adviser pursuant to an Investment Advisory Agreement dated July 17, 1992 between the Manager and DSTC. For such investment services, the Fund pays the Manager a monthly fee at an annual rate of 0.60% of the first $20 million, 0.40% of the next $30 million and 0.20% of the excess over $50 million of the Fund's average weekly net assets, of which fee 70% is paid by the Manager to DSTC.

    Brokerage commissions of $141,323 were paid by the Fund to Daiwa Securities Co. Ltd., an affiliate of the Manager and DSTC, in connection with portfolio transactions during the six months ended April 30, 1997.

ADMINISTRATOR AND CUSTODIAN AND OTHER RELATED PARTIES

    DSTC provides certain administrative services to the Fund, for which the Fund pays to DSTC a monthly fee at an annual rate of 0.20% of the first $60 million of the Fund's average weekly net assets, 0.15% of the next $40 million and 0.10% of the excess over $100 million, with a minimum annual fee of $120,000.

    DSTC also acts as custodian for the Fund's assets and has appointed The Sumitomo Bank, Limited to act as the sub-custodian for all of the cash and securities of the Fund held in Japan. As compensation for its services as

THE JAPAN EQUITY FUND, INC.
----------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (CONCLUDED)
--------------------------------------------------------------------------------
custodian, DSTC receives a monthly fee and reimbursement of out-of-pocket expenses. Such expenses include fees and out-of-pocket expenses of the sub-custodian. During the six months ended April 30, 1997, DSTC earned $25,617, excluding sub-custodian fees and expenses, as compensation for its custodial services to the Fund.

    At April 30, 1997, the Fund owed $12,935 and $4,140 to DSTC for administration and custodian fees, excluding sub-custodian fees and expenses, respectively.

    During the six months ended April 30, 1997, the Fund paid or accrued $24,681, for legal services in connection with the Fund's on-going operations to a law firm of which the Fund's Assistant Secretary is a partner.

INVESTMENTS IN SECURITIES

    For federal income tax purposes, the cost of securities owned at April 30, 1997 was substantially the same as the cost of securities for financial statement purposes. At April 30, 1997, the net unrealized depreciation of investments for federal income tax purposes, excluding short-term securities, of $12,885,665 was composed of gross appreciation of $3,472,067 for those investments having an excess of value over cost, and gross depreciation of $16,357,732 for those investments having an excess of cost over value. For the six months ended April 30, 1997, total aggregate purchases and sales on portfolio securities, excluding short-term securities, were $21,939,993 and $29,433,310, respectively.

CAPITAL STOCK

    There are 30,000,000 shares of $.01 par value common stock authorized. During the six months ended April 30, 1997 and the year ended October 31, 1996, 19,826 and 15,985 shares were issued, respectively, as a result of the reinvestment of dividends paid to those shareholders electing to reinvest dividends.

    Of the 10,815,688 shares of the Fund outstanding at April 30, 1997, DSA owned 14,532 shares.

THE JAPAN EQUITY FUND, INC.
----------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding during each period is presented below:

                                                      FOR THE                                                    FOR THE
                                                        SIX                                                      PERIOD
                                                      MONTHS                                                    JULY 24,
                                                       ENDED                                                    1992* TO,
                                                     APRIL 30,         FOR THE YEARS ENDED OCTOBER 31,           OCTOBER
                                                       1997     ----------------------------------------------     31,
                                                     (UNAUDITED)    1996       1995        1994        1993       1992
                                                     ---------  ----------  ----------  ----------  ----------  ---------
Net asset value, beginning of period...............   $ 10.52   $ 11.47     $ 14.86     $ 14.69     $ 9.93        $ 9.40
                                                     ---------  ----------  ----------  ----------  ----------  ---------
Net investment income (loss).......................     --       (0.01)      (0.01)      (0.03)      (0.05)        --
Net realized and unrealized gains (losses) on
 investments and foreign currency transactions.....     (1.73)    0.19       (1.90)       1.75        4.81          0.67
                                                     ---------  ----------  ----------  ----------  ----------  ---------
Net increase (decrease) in net asset value
 resulting from operations.........................     (1.73)    0.18       (1.91)       1.72        4.76          0.67
                                                     ---------  ----------  ----------  ----------  ----------  ---------
Less: dividends and distributions to shareholders
  Net realized gains on investments and foreign
   currency transactions...........................     (0.66)   (0.67)      (1.48)      (1.09)         --         --
                                                     ---------  ----------  ----------  ----------  ----------  ---------
Dilutive effect of rights offering.................     --       (0.43)         --       (0.42)         --         --
                                                     ---------  ----------  ----------  ----------  ----------  ---------
Offering costs charged to paid-in capital in excess
 of par value......................................     --       (0.03)         --       (0.04)         --         (0.14)
                                                     ---------  ----------  ----------  ----------  ----------  ---------
Net asset value, end of period.....................    $ 8.13   $ 10.52     $ 11.47     $ 14.86     $ 14.69       $ 9.93
                                                     ---------  ----------  ----------  ----------  ----------  ---------
                                                     ---------  ----------  ----------  ----------  ----------  ---------
Per share market value, end of period..............    $ 9.625  $ 10.375    $ 12.875    $ 15.000    $ 13.625      $ 9.500
                                                     ---------  ----------  ----------  ----------  ----------  ---------
                                                     ---------  ----------  ----------  ----------  ----------  ---------
Total investment return:
  Based on market price at beginning and end of
   period, assuming reinvestment of dividends+.....     (0.50)% (13.55)%     (4.21)%     22.10%      43.42%         1.33 %
  Based on net asset value at beginning and end of
   period, assuming reinvestment of dividends+.....    (17.11)%  (1.18)%    (13.86)%     11.88%      47.94%         5.64 %
Ratios and supplemental data:
  Net assets, end of period (in millions)..........    $ 87.9   $113.6      $ 92.7      $119.6      $ 88.3        $ 59.7
  Ratios to average net assets of:
    Expenses.......................................      1.00 %**   0.90%     0.97%       0.93%       1.18%         1.65 %**
    Net investment income (loss)...................      0.10 %**  (0.04)%   (0.07)%     (0.19)%     (0.34)%       (0.16)%**
  Portfolio turnover...............................     22.97 %  33.89%      28.35%      30.76%      25.42%         0.57 %
  Average commission rate per share................    $ 0.0226 $ 0.0325       N/A         N/A         N/A         N/A

--------------------------
  *  Commencement of operations.
 **  Annualized.
  + For the years ended October 31, 1996 and 1994, the total investment return includes the benefit of shares resulting from the exercise of rights.

----------------------------------------
BOARD OF DIRECTORS
Katsunari Rembutsu, CHAIRMAN
Austin C. Dowling
Martin J. Gruber
Robert F. Gurnee
Harry M. Markowitz
Frederick W. Zuckerman
--------------------------------------------
OFFICERS

Harry M. Markowitz
PRESIDENT
Daniel F. Barry
VICE PRESIDENT
Lawrence Jacob
SECRETARY
Edward J. Grace
TREASURER
John J. O'Keefe
ASSISTANT TREASURER
Laurence E. Cranch
ASSISTANT SECRETARY
--------------------------------------------
ADDRESS OF THE FUND

c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, New Jersey 07302
--------------------------------------------
INVESTMENT MANAGER
Daiwa International Capital Management Corp.

INVESTMENT ADVISER
Daiwa Securities Trust Company

ADMINISTRATOR AND CUSTODIAN
Daiwa Securities Trust Company

TRANSFER AGENT AND REGISTRAR
PNC Bank, National Association

LEGAL COUNSEL
Rogers & Wells

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
--------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at prevailing market prices.

This report is sent to shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

The financial information included herein is taken from the records of the Fund without examination by independent accountants who do not express an opinion thereon.

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 1997

-------------------------

                                     [LOGO]

-------------------------

THE JAPAN EQUITY
 FUND, INC.
c/o Daiwa Securities Trust Company
One Evertrust Plaza
Jersey City, New Jersey 07302

INVESTMENT MANAGER
Daiwa International Capital
  Management Corp.
INVESTMENT ADVISER
Daiwa Securities Trust Company